Supplement Dated October 1, 2001
                                       to
                     PROSPECTUSES dated May 1, 2001 or later

This Supplement is intended to be distributed with current prospectuses (dated May 1, 2001 or later) for certain variable annuity contracts and variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("Product Prospectuses") and with the prospectus dated May 1, 2001 for the John Hancock Variable Series Trust I (the "Variable Series Trust") that accompanies the Product Prospectuses. The variable annuity contracts bear the title "INDEPENDENCE VARIABLE ANNUITY," "INDEPENDENCE 2000 VARIABLE ANNUITY," "MARKETPLACE VARIABLE ANNUITY," "REVOLUTION ACCESS VARIABLE ANNUITY," "REVOLUTION EXTRA VARIABLE ANNUITY," or "REVOLUTION VALUE VARIABLE ANNUITY." The variable life insurance policies bear the title "MEDALLION EXECUTIVE VARIABLE LIFE," "MEDALLION EXECUTIVE VARIABLE LIFE II," "MEDALLION EXECUTIVE VARIABLE LIFE III," "VARIABLE ESTATE PROTECTION," "VARIABLE ESTATE PROTECTION PLUS," "VARIABLE ESTATE PROTECTION EDGE," "MEDALLION VARIABLE LIFE PLUS," or "MEDALLION VARIABLE LIFE EDGE."

The fund expenses for the following funds shown in the Product Prospectus have changed: Mid Cap Growth Fund, Small/Mid Cap Growth Fund, Small Cap Growth Fund, International Opportunities Fund, International Equity Fund, Emerging Markets Equity Fund, Short-Term Bond Fund, and High Yield Bond Fund. The shareholders approved increases in investment management fees for these Funds of the Variable Series Trust, effective October 1, 2001. For variable life insurance policies, the expense tables and illustrations in the Product Prospectuses do not reflect those increases. For variable annuity contracts, the expense tables and expense examples in the Product Prospectuses do not reflect those increases. Set out below is a supplementary expense table which shows what the affected Funds' expenses would have been had the investment management fee increases been in place for all of 2000:


                                                                                           ------------------
                                                                                              Total Fund         Total Fund
                                                         Distribution    Other Operating       Operating          Operating
                                         Investment       and Service     Expenses With      Expenses With     Expenses Absent
Fund Name                              Management Fee    (12b-1) Fees     Reimbursement      Reimbursement      Reimbursement
---------                             ----------------- ---------------- ----------------- ------------------ -------------------
Mid Cap Growth Fund                        0.92%             - - -            0.04%              0.96%              0.96%
Small/Mid Cap Growth Fund                  0.97%             - - -            0.10%              1.07%              1.07%
Small Cap Growth Fund                      1.05%             - - -            0.07%              1.12%              1.12%
International Opportunities Fund           1.13%             - - -            0.10%              1.23%              1.39%
International Equity Fund                  1.20%             - - -            0.10%              1.30%              1.96%
Emerging Markets Equity Fund               1.50%             - - -            0.10%              1.60%              2.77%
Short-Term Bond Fund                       0.60%             - - -            0.06%              0.66%              0.66%
High Yield Bond Fund                       0.80%             - - -            0.10%              0.90%              1.02%
                                                                                           ------------------


A SUPPLEMENT DATED OCTOBER 1, 2001 TO THE STATEMENT OF ADDITIONAL INFORMATION
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FOR THE JOHN HANCOCK VARIABLE SERIES TRUST 1 CONTAINS DETAILED INFORMATION ABOUT
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THE FUNDS MENTIONED ABOVE. BE SURE TO READ THAT STATEMENT OF ADDITIONAL
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INFORMATION SUPPLEMENT BEFORE SELECTING ANY OF THOSE FUNDS AS AN INVESTMENT
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OPTION. THE SUPPLEMENT MAY BE OBTAINED BY CALLING 1-800-732-5543.
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